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INVESCO V.I. GLOBAL CORE EQUITY FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	SERIES II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO V.I. GLOBAL CORE EQUITY FUND		SERIES I	SERIES II
Management Fees		0.67%	0.67%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.31%	0.31%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.99%	1.24%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.23%
[1]
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the
Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the
Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO V.I. GLOBAL CORE EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
SERIES I	100	314	546	1,212
SERIES II	125	392	680	1,499

Expense Example No Redemption - INVESCO V.I. GLOBAL CORE EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
SERIES I	100	314	546	1,212
SERIES II	125	392	680	1,499

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that are believed to (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s valuation, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team assesses valuation in the context of a business's economics and will consider investing when expected returns and risk-reward characteristics are attractive.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.30%
Worst Quarter	March 31, 2020	-25.10%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - INVESCO V.I. GLOBAL CORE EQUITY FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
SERIES I	21.73%	9.35%	5.60%	Jan. 02, 1997
SERIES II	21.46%	9.07%	5.34%	Jun. 01, 2010
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	23.79%	12.80%	8.60%